UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): January 29, 2025

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001541633

Jeff Zanotti, (407) 626-6257

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l (c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l (c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ______________________________
______________________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________________________
Central Index Key Number of underwriter (if applicable)________________________________
______________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Wyndham Consumer Finance, Inc. (Securitizer)

By:	/s/ Joseph M. Hollingshead
Name:	Joseph M. Hollingshead
Title:	President

Date: January 29, 2025